Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2018
Other Operating Results Net
Schedule of other operating results
	06.30.18	06.30.17	06.30.16
Gain resulting from sale anual reserval of property plant and equipment	35,602	437	-
Others	12,347	10,508	(17,451)
Donations	(26,967)	(52,910)	(38,889)
Lawsuits (Note 19)	(25,004)	(14,031)	(3,402)
Gain resulting from the revaluation of equity interes held before the bussines combination	-	7,618	-
Expenses related to the sale of investment property	(884)	(2,841)	(8,810)
Total other operating results, net	(4,906)	(51,219)	(68,552)